Cover	Aug. 04, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 23, 2024
Entity Registrant Name	The First Bancshares, Inc.
Entity Incorporation, State or Country Code	MS
Entity File Number	000-22507
Entity Tax Identification Number	64-0862173
Entity Address, Address Line One	6480 U.S. Highway 98 West,
Entity Address, City or Town	Hattiesburg,
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39402
City Area Code	(601)
Local Phone Number	268-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FBMS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000947559
Amendment Flag	false